Taxes on income (Details) - Schedule of tax rate applicable to income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of tax rate applicable to income [Abstract]
Loss before taxes	$ (2,347)	$ (1,969)	$ (2,029)
Corporate tax rate	20.60%	21.40%	21.40%
Theoretical tax benefit	$ (484)	$ (421)	$ (434)
Effect of different tax rates in foreign subsidiaries	(18)	(36)	(8)
Tax losses incurred in the reporting year for which deferred taxes were not created	502	458	442
Taxes on income for the reported year		$ 1